UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q
(AMENDED)

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09053

The MP 63 Fund, Inc.

(Exact name of registrant as specified in charter)

MP 63 Fund, Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Address of principal executive offices)

(Zip code)

MP 63 Fund Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Name and address of agent for service)

Registrant's telephone number, including area code: (914) 925-0022

Date of fiscal year end: February 28

Date of reporting period: May 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	MP 63 FUND, INC.

	SHEDULE OF INVESTMENTS
	AS OF MAY 31, 2005

SHARES HELD	SECURITY DESCRIPTION	MARKET VALUE
COMMON STOCKS - 99.09%
	ADVERTISING - .65%
18,332	INTERPUBLIC GROUP COS. INC. *	226,217

	AUTO PARTS - RETAIL/WHOLESALE - .94%
7,616	GENUINE PARTS CO.	327,183

	BANKS - MONEY CENTER - 2.54%
18,742	BANK OF AMERICA CORP.	868,129
382	MORGAN (J.P.) & Co. INC.	13,657
		881,786
	BANKS - REGIONAL - 3.76%
18,299	BB&T CORPORATION	730,862
16,530	NATIONAL CITY CORP.	571,277
		1,302,139
	BEVERAGES - ALCOHOLIC/SOFT DRINK - 2.83%
13,049	ANHEUSER BUSCH CO'S. INC.	611,346
8,242	COCA COLA CO.	367,840
		979,186
	BUILDING PRODUCTS - RETAIL/WHOLE - 1.87%
7,440	BLACK & DECKER CORP.	649,661

	BUSINESS SERVICES - MAN - .91%
24,256	SERVICEMASTER COMPANY	315,328

	CHEMICALS - DIVERSIFIED - .99%
543	DUPONT E.I. DENEMOURS & CO.	25,255
18,050	RPM INC.	317,680
		342,935
	CHEMICALS - SPECIALTY - .95%
11,245	ENGELHARD CORPORATION	330,603

	COMMERCIAL SERVICES - 1.28%
8,872	DIEBOLD INC.	444,132

	COMPUTER - MINI/MICRO - 1.41%
21,728	HEWLETT-PACKARD CO.	489,097

	CONTAINERS - PAPER/PLASTIC - 1.12%
14,238	BEMIS	386,704

	COSMETICS & PERSONAL CARE - 8.39%
13,464	JOHNSON & JOHNSON	903,434
6,788	KIMBERLY CLARK CORP.	436,672
26,168	AVON PRODUCTS INC.	1,039,916
10,532	COLGATE-PALMOLIVE CO.	526,284
		2,906,307
	DIVERSIFIED OPERATION - 6.77%
6,989	3M COMPANY	535,707
29,331	CORNING INC. *	459,910
7,800	FORTUNE BRANDS	674,700
18,543	GENERAL ELECTRIC CO.	676,449
		2,346,766
	ELECTRONIC EQUIPMENT - 1.68%
17,530	SCIENTIFIC-ATLANTA INC.	583,749

	ELECTRONIC - SEMICONDUCTORS - 2.70%
34,720	INTEL CORP.	936,051

	FINANCE - INVESTMENT MANAGEMENT - 1.99%
9,555	FRANKLIN RESOURCES INC.	689,298

	FINANCIAL SERVICES - 7.25%
9,211	BLOCK (H.R.) INC.	459,813
20,716	COUNTRYWIDE FINANCIAL CORP.	770,014
44,410	PAYCHEX INC.	1,282,561
		2,512,388
	FIRE, MARINE & CASUALTY INSURANCE - 1.02%
9,324	ST PAUL TRAVELERS	353,193

	FOOD - MISC PREPARATION - 3.71%
14,307	CONAGRA FOODS, INC.	374,128
14,495	HORMEL FOODS CORP.	429,342
7,052	WRIGLEY (WM.) JR. CO.	481,440
		1,284,910
	INSURANCE - LIFE/PROPERTY/CASUAL - 3.50%
29,220	AFLAC, INC.	1,214,091

	LEISURE PRODUCTS - 1.85%
12,234	POLARIS INDUSTRIES	641,918

	MACHINERY - ELECTRICAL EQPMT - 1.96%
12,009	JOHNSON CONTROLS INC.	680,430

	MANUFACTURING - 3.19%
7,461	ILLINOIS TOOL WORKS INC.	629,932
6,150	INGERSOLL-RAND COMP	476,072
		1,106,004
	MEDICAL INSTRUMENTS/PRODUCTS - 4.01%
25,851	MEDTRONIC INC.	1,389,491

	MEDICAL - DRUGS - 3.80%
11,668	ABBOTT LABS	562,864
26,200	PFIZER INC.	730,980
1,260	SCHERING-PLOUGH CORP.	24,570
		1,318,414
	METAL ORES - GOLD/NON FERROUS - .86%
3,395	PHELPS DODGE	296,723

	OFFICE EQUIPMENT & SUPPLIES - 1.28%
9,975	PITNEY BOWES INC.	444,985

	OIL & GAS - INTERNATIONAL INTEG - 3.76%
11,262	BP PLC ADR	677,972
11,149	EXXON MOBIL	626,574
		1,304,546
	PAPER & PAPERPRODUCTS - .64%
6,921	INTERNATIONAL PAPER	222,925

	PUBLISHING - BOOKS/NEWS/PERIODIC - 1.28%
5,945	GANNETT INC.	442,665

	RETAIL - APPAREL/SHOE - 1.35%
22,749	LIMITED INC.	467,947

	RETAIL - DRUG STORES - .76%
66,237	RITE AID *	262,299

	RETAIL - FOOD &RESTAURANT - 1.12%
8,569	WENDY'S INTERNATIONAL INC.	386,719

	RETAIL/WHOLESALE - BLDG PRODUCTS - 1.78%
15,666	HOME DEPOT INC.	616,457

	STATE COMMERCIAL BANKS - 1.45%
21,400	POPULAR, INC.	503,970

	TELECOMMUNICATIONS SERVICES - 3.34%
14,876	BELLSOUTH CORP.	398,082
13,458	CENTURYTEL, INC.	441,288
13,614	SBC COMMUNICATIONS	318,295
		1,157,665
	TEXTILE - APPAREL/MILL PRODUCTS - 1.21%
7,455	V.F. CORP.	420,686

	TRANSPORTATION - EQUIP/LEASING - .71%
6,715	RYDER SYSTEMS, INC.	246,709

	TRANSPORTATION - RAIL - .77%
3,992	UNION PACIFIC CORP.	267,304

	UTILITY - ELECTRIC POWER - 2.49%
10,721	DUKE ENERGY CORP	294,613
9,728	EDISON INTL	357,504
11,915	TECO ENERGY, INC.	210,657
		862,774
	UTILITY - GAS DISTRIBUTION - 2.13%
12,585	NATIONAL FUEL GAS CO.	352,380
9,133	SCANA CORPORATION	384,773
		737,153
	UTILITY - WATER - 3.05%
38,697	AQUA AMERICA INC.	1,056,815

	TOTAL COMMON STOCKS - 99.09%	34,336,323

	CASH EQUIVALENTS - .52%
175,069	FIRST AMERICAN TREASURY OBLIGATION FUND	175,069

	TOTAL INVESTMENTS - 99.59%	34,511,392

	OTHER ASSETS LESS LIABILITIES - .41%	141,092

	NET ASSETS	34,652,484

* Non-income producing security.

	NOTES TO FINANCIAL STATEMENTS
	THE MP63 FUND, INC.

1. SECURITY TRANSACTIONS

At May 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $29,239,595 amounted to $5,271,796 which consisted of aggregate gross unrealized appreciation of $7,034,580 and aggregate gross unrealized depreciation of $1,762,784.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The MP 63 Fund, Inc.

By /s/Vita Nelson

*Vita Nelson

President

Date July 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vita Nelson

*Vita Nelson

President

Date July 27, 2005

By /s/David Fish

*David Fish

Treasurer

Date July 27, 2005

* Print the name and title of each signing officer under his or her signature.